Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating Activities:
Profit before tax	¥ 282,751	¥ 831,892	¥ 1,118,976
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(42,600)	(5,888)	(274,371)
Foreign exchange losses	179,888	181,023	16,612
Provision for loan losses	249,478	122,927	126,623
Depreciation and amortization	317,074	218,915	310,179
Share of post-tax profit of associates and joint ventures	(24,031)	(40,157)	(49,323)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	(255,988)	199,313	(210,821)
Net (increase) decrease of call loans and bills bought	1,509,361	(596,424)	4,436
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	(3,428,875)	(1,862,136)	372,563
Net (increase) decrease of loans and advances	(4,528,736)	(3,368,911)	354,622
Net change of trading assets and liabilities and derivative financial instruments	(142,660)	(901,481)	283,731
Net increase of deposits	4,375,139	5,129,513	5,881,032
Net increase (decrease) of call money and bills sold	2,462,341	126,395	(778,412)
Net increase of repurchase agreements and cash collateral on securities lent	2,588,673	879,734	2,735,586
Net increase of other unsubordinated borrowings and debt securities in issue	4,517,188	2,073,280	991,110
Income taxes paid—net	(285,779)	(283,761)	(105,880)
Other operating activities—net	1,014,624	81,599	395,318
Net cash and cash equivalents provided by operating activities	8,787,848	2,785,833	11,171,981
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(34,178,930)	(25,077,310)
Proceeds from sale of financial assets at fair value through profit or loss and investment securities	23,114,463	17,705,865
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	8,274,856	8,922,752
Purchases of financial assets at fair value through profit or loss and available-for-sale financial assets			(22,488,127)
Proceeds from sale of financial assets at fair value through profit or loss and available-for-sale financial assets			13,384,847
Proceeds from maturities of financial assets at fair value through profit or loss and available-for-sale financial assets			6,265,527
Purchases of held-to-maturity investments			(2,001)
Proceeds from maturities of held-to-maturity investments			792,358
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired	(15,942)	37,966	(160,862)
Investments in associates and joint ventures	(2,860)	(102,830)	(7,744)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	26,799	157,507	(852,179)
Proceeds from sale of investments in associates and joint ventures	1,947	101,359	19,415
Purchases of property, plant and equipment, and investment properties	(83,949)	(508,835)	(710,838)
Purchases of intangible assets	(147,939)	(139,305)	(136,100)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets	19,119	104,403	302,027
Other investing activities—net	(283)	(2)
Net cash and cash equivalents provided by (used in) investing activities	(2,992,719)	1,201,570	(3,593,677)
Financing Activities:
Redemption of subordinated borrowings	(8,000)	(8,000)	(10,000)
Proceeds from issuance of subordinated bonds	54,303		104,866
Redemption of subordinated bonds	(113,000)	(26,721)	(180,034)
Redemption of preferred securities	(436,500)	(299,239)	(135,000)
Proceeds from issuance of other equity instruments	84,951		149,916
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(255,771)	(245,595)	(218,569)
Dividends paid to non-controlling interest shareholders	(16,921)	(77,180)	(62,529)
Coupons paid to other equity instruments holders	(12,364)	(11,875)	(9,722)
Purchase of treasury stock and proceeds from sale of treasury stock—net	(99,605)	(69,800)	379
Purchase of other equity instruments and proceeds from sale of other equity instruments—net	822	(819)	(103)
Transactions with non-controlling interest shareholders—net	(234,159)	7,837	(6)
Net cash and cash equivalents used in financing activities	(1,036,244)	(731,392)	(360,802)
Effect of exchange rate changes on cash and cash equivalents	(271,873)	44,062	(45,865)
Net increase of cash and cash equivalents	4,487,012	3,300,073	7,171,637
Cash and cash equivalents at beginning of period	56,716,529	53,416,456	46,244,819
Cash and cash equivalents at end of period	61,203,541	56,716,529	53,416,456
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	2,543,771	2,501,705	2,249,000
Interest paid	¥ 1,111,439	¥ 1,092,458	¥ 749,369